Property, Plant and Equipment (Tables)	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Estimated Useful Lives	Computer system and equipment
	31 December 2023	30 June 2023
	RM	RM

Cost

As at 1 July	128,400,232	56,017,056
Additional	30,000,000	72,383,744
Disposal	-	(569)
As at 31 December/30 June	158,400,232	128,400,231

Accumulated depreciation

As at 1 July	(16,793,678)	(933,859)
Additional	(35,152,128)	(15,859,909)
Disposal	-	90
As at 31 December/30 June	(51,945,806)	(16,793,678)

Net carrying amount	106,454,426	111,606,553

Schedule of Estimated Useful Lives
Computer system and equipment	10% - 33%